Description of Business	6 Months Ended
Jun. 30, 2026
Description of Business [Abstract]
DESCRIPTION OF BUSINESS
1	DESCRIPTION OF BUSINESS

Marti Technologies, Inc. (“Marti” or “Group”) formerly known as Galata Acquisition Corp. is an exempted company limited by shares, incorporated under the laws of the Cayman Islands on February 26, 2021. The Group’s registered address is Stuarts Corporate Services Ltd., P.O. Box 2510, Kensington House, 69 Dr Roy’s Drive, George Town, Grand Cayman KY1-1104.

As of June 30, 2026, Marti operates through its wholly-owned subsidiaries; Marti Ileri Teknoloji Anonim Şirketi (“Marti Ileri”) and Marti Technologies I Inc. a Delaware corporation (“Marti Delaware”). Marti and its consolidated subsidiaries are collectively referred to herein as the “Group”.

Marti is Türkiye’s leading urban mobility platform, helping address the country’s transportation needs through technology-enabled services offered on a single mobility super app.

Marti aims to offer tech-enabled urban transportation services to consumers across Türkiye through three service offerings: ride-hailing, delivery, and two-wheeled electric vehicle services. Marti’s ride-hailing service matches consumers with car, motorcycle, and taxi drivers. Marti’s delivery service provides same-hour package delivery by leveraging Marti’s existing network of car and motorcycle drivers and consumer base. The two-wheeled electric vehicle service offers a shared mobility solution through a company-owned and operated fleet of e-mopeds, e-bikes and e-scooters, with each transportation service serving different distances, comfort levels, and price points. Marti is continuously exploring new service offerings to expand its platform consumer base and establish Marti as the preferred solution for all mobility needs.